Segment and geographic information (Tables)	12 Months Ended
Dec. 31, 2014
Revenues by Each Group of Similar Products

The Group’s revenues are all generated from direct sales platform and nationwide distribution networks in the PRC. The revenues by each group of similar products are as follows:

	For the years ended December 31,
Product	2012	2013	2014
Electronic learning products	$41,345,071	$40,902,630	$44,137,557
Collectible products	20,427,475	29,642,629	15,413,624
Health products	10,691,723	10,098,466	9,876,415
Kitchen and household	2,842,536	27,008,095	9,809,998
Mobile phones	64,712,559	25,923,877	6,000,241
Fitness products	62,629,956	38,427,278	4,554,072
Cosmetics products	7,089,145	2,311,099	853,133
Auto products	452,282	323,920	191,314
Consumer electronics products	8,489,927	807,764	61,161
Other products	24,599,540	9,704,266	4,056,928

Total gross revenues	$243,280,214	$185,150,024	$94,954,443
Less: sales taxes	(706,540)	(439,144)	(199,721)

Total revenues, net	$242,573,674	$184,710,880	$94,754,722

Gross Profit by Segments

The gross profit by segments is as follows:

Year ended December 31, 2012	Direct sales	Distribution sales	Total
Revenue, net	$193,614,500	$48,959,174	$242,573,674
Cost of revenue	96,471,502	35,475,084	131,946,586

Gross profit	$97,142,998	$13,484,090	$110,627,088

Year ended December 31, 2013	Direct sales	Distribution sales	Total
Revenue, net	$136,416,423	$48,294,457	$184,710,880
Cost of revenue	57,445,266	35,046,146	92,491,412

Gross profit	$78,971,157	$13,248,311	$92,219,468

Year ended December 31, 2014	Direct sales	Distribution sales	Total
Revenue, net	$45,232,943	$49,521,779	$94,754,722
Cost of revenue	24,352,882	32,570,037	56,922,919

Gross profit	$20,880,061	$16,951,742	$37,831,803